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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   March 31, 2005
                                                 ----------------------

Check here if Amendment                   [ ]    Amendment Number:      [ ]
This Amendment (Check only one.):         [ ]    is a restatement
                                          [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
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Address:   260 Preston Commons West
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           8117 Preston Road
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           Dallas, Texas 75225
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Form 13F File Number:  28-10378
                       --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Stillwell
           --------------------------------------
Title:     Managing Director
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Phone:     (214) 265-4165
           --------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell            Dallas, TX              April 28, 2005
--------------------------      ------------------      --------------------
      (Signature)                 (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                          ----------
Form 13F Information Table Entry Total:      24
                                          ----------
Form 13F Information Table Value Total:   746,561   (thousands)
                                          ----------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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ARCH COAL INC        COM        039380-10-0     44,253     1,028,895   SH    N/A        SOLE           0     1,028,895     0      0
BHP
 BILLITON LTD   SPONSORED ADR   088606-10-8     19,011       679,436   SH    N/A        SOLE           0       679,436     0      0
BJ SVCS CO           COM        055482-10-3     28,015       540,000   SH    N/A        SOLE           0       540,000     0      0
BG PLC             ADR FIN
                    INST N      055434-20-3     16,745       425,000   SH    N/A        SOLE           0       425,000     0      0
CABOT OIL &
 GAS CORP            COM        127097-10-3     11,030       200,000   SH    N/A        SOLE           0       200,000     0      0
CONOCOPHILLIPS       COM        20825C-10-4     38,609       358,023   SH    N/A        SOLE           0       358,023     0      0
CONSOL
 ENERGY INC          COM        20854P-10-9     50,068     1,064,822   SH    N/A        SOLE           0     1,064,822     0      0
ENCANA CORP          COM        292505-10-4     53,532       760,176   SH    N/A        SOLE           0       760,176     0      0
EOG RES INC          COM        26875P-10-1     54,665     1,121,560   SH    N/A        SOLE           0     1,121,560     0      0
EXXON MOBIL
 CORP                COM        30231G-10-2     35,848       601,479   SH    N/A        SOLE           0       601,479     0      0
FORDING CDN
 COAL TR           TR UNIT      345425-10-2     55,657       605,757   SH    N/A        SOLE           0       605,757     0      0
GLOBALSANTAFE
 CORP                SHS        G3930E-10-1     16,668       450,000   SH    N/A        SOLE           0       450,000     0      0
KERR MCGEE
 CORP                COM        492386-10-7     15,666       200,000   SH    N/A        SOLE           0       200,000     0      0
MASSEY ENERGY
 CORP                COM        576206-10-6     49,502     1,236,323   SH    N/A        SOLE           0     1,236,323     0      0
METHANEX CORP        COM        59151K-10-8     32,114     1,666,747   SH    N/A        SOLE           0     1,666,747     0      0
PEABODY ENERGY
 CORP                COM        704549-10-4     57,054     1,230,680   SH    N/A        SOLE           0     1,230,680     0      0
PLAINS EXPL &
 PRODTN CO           COM        726505-10-0     10,470       300,000   SH    N/A        SOLE           0       300,000     0      0
QUICKSILVER
 RESOURCES INC       COM        74837R-10-4     50,549     1,037,337   SH    N/A        SOLE           0     1,037,337     0      0
SHAW GROUP INC       COM        820280-10-5     26,659     1,222,897   SH    N/A        SOLE           0     1,222,897     0      0
SPINNAKER
 EXPL CO             COM        84855W-10-9      8,370       235,564   SH    N/A        SOLE           0       235,564     0      0
SUNCOR
 ENERGY INC          COM        867229-10-6     38,656       961,343   SH    N/A        SOLE           0       961,343     0      0
TESORO CORP          COM        881609-10-1      4,249       114,770   SH    N/A        SOLE           0       114,770     0      0
TODCO                CL A       88889T-10-7     10,594       410,000   SH    N/A        SOLE           0       410,000     0      0
TRANSOCEAN INC       ORD        G90078-10-9     18,577       361,000   SH    N/A        SOLE           0       361,000     0      0
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